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                METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE

                          SUPPLEMENT DATED MAY 1, 2004
                                       TO
                          PROSPECTUS DATED MAY 1, 2001

This will supplement the prospectus dated May 1, 2001. The following information is provided with respect to the investment options available under the contract effective on and after May 1, 2004.

1. THE FOLLOWING TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS.

Total Annual Investment
Portfolio Operating Expenses                      Minimum             Maximum
(expenses that are deducted from                  -------             -------
Investment Portfolio assets, including             0.40%               3.44%
management fees, 12b-1/Service fees, and other expenses)

2. EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.

THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE REIMBURSEMENT AND/OR WAIVER). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:

         TIME            TIME            TIME            TIME
        1 YEAR          3 YEAR          5 YEAR         10 YEAR
   (a) 1,188.31     (a) 1,914.87    (a) 2,711.36    (a) 4,882.25
   (b)   887.14     (b) 1,028.90    (b) 1,265.18    (b) 2,153.50

(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

         TIME            TIME            TIME            TIME
        1 YEAR          3 YEAR          5 YEAR         10 YEAR
    (a)  488.31     (a) 1,464.87    (a) 2,441.36    (a) 4,882.25
    (b)  187.14     (b)   578.90    (b)   995.18    (b) 2,153.50

3. INVESTMENT PORTFOLIOS. The contract offers the investment portfolios which are listed below. Appendix A contains a summary of subadvisers and investment objectives for each portfolio. CERTAIN PORTFOLIOS LISTED BELOW MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX A - PART 2 CONTAINS A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT. Additional investment portfolios may be available in the future.

An investment adviser or subadviser of an investment portfolio or its affiliates may compensate us and/or certain affiliates for administrative or other services relating to the investment portfolios. The amount of this compensation is based on a percentage of assets of the investment portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.40% of assets.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA, 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN
INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV.

AIM VARIABLE INSURANCE FUNDS (Series I)

AIM Variable Insurance Funds is a mutual fund with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each portfolio. The following Series I portfolios are available under the contract:

   AIM V.I. Capital Appreciation Fund
   AIM V.I. International Growth Fund



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ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (Class A)

AllianceBernstein Variable Products Series Fund, Inc. is a mutual fund with multiple portfolios. Alliance Capital Management L.P. is the investment adviser to each portfolio. The following Class A portfolio is available under the contract:

   AllianceBernstein Real Estate Investment Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

Fidelity Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. FMR Co., Inc. is the subadviser for the portfolios. The following Initial Class portfolios are available under the contract:

   VIP Contrafund(R) Portfolio
   VIP Equity-Income Portfolio
   VIP Growth Portfolio
   VIP Growth & Income Portfolio
   VIP Growth Opportunities Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (Class 1)

Franklin Templeton Variable Insurance Products Trust currently consists of 24 separate series (the Fund or Funds). Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund; Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund; and Templeton Global Advisors Limited is the investment adviser for the Templeton Growth Securities Fund. The following Class 1 portfolios are available under the contract:

   Templeton Developing Markets Securities Fund
   Templeton Foreign Securities Fund
   Templeton Growth Securities Fund

MET INVESTORS SERIES TRUST (Class A (or Class B as noted))

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory, LLC (Met Investors Advisory), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class A (or Class B as noted) portfolios are available under the contract:

   Janus Aggressive Growth Portfolio
   J.P. Morgan Quality Bond Portfolio
   J.P. Morgan Select Equity Portfolio
   Lord Abbett America's Value Portfolio (Class B)
   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Growth and Income Portfolio
   Lord Abbett Growth Opportunities Portfolio
   Lord Abbett Mid-Cap Value Portfolio
   MFS(R) Research International Portfolio
   Oppenheimer Capital Appreciation Portfolio
   PIMCO Total Return Portfolio
   Met/Putnam Capital Opportunities Portfolio

METROPOLITAN SERIES FUND, INC. (Class A (or Class B as noted))

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class A (or Class B as noted) portfolios are available under the contract:

   Capital Guardian U.S. Equity Portfolio
   Davis Venture Value Portfolio
   MFS(R) Total Return Portfolio
   Met/Putnam Voyager Portfolio (Class B)
   Salomon Brothers Strategic Bond Opportunities Portfolio
   State Street Research Bond Income Portfolio
   State Street Research Money Market Portfolio
   T. Rowe Price Large Cap Growth Portfolio
   T. Rowe Price Small Cap Growth Portfolio



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MFS(R) VARIABLE INSURANCE TRUST (Initial Class)

MFS(R) Variable Insurance Trust is a mutual fund with multiple portfolios. MFS(R) Investment Management is the investment adviser to each portfolio. The following Initial Class portfolios are available under the contract:
                  MFS(R) High Income Series
                  MFS(R) Investors Trust Series

PUTNAM VARIABLE TRUST (Class IB)

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following Class IB portfolios are available under the contract:

   Putnam VT Equity Income Fund
   Putnam VT Growth and Income Fund

4. APPENDIX A
PARTICIPATING INVESTMENT PORTFOLIOS
PART 1.  INVESTMENT OBJECTIVES

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

CERTAIN PORTFOLIOS MAY NOT BE AVAILABLE WITH YOUR CONTRACT. SEE PART 2 OF THIS APPENDIX FOR A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT.

AIM VARIABLE INSURANCE FUNDS (SERIES I)

AIM Variable Insurance Funds is a mutual fund with multiple portfolios.
A I M Advisors, Inc. is the investment adviser to each portfolio. The following Series I portfolios are available under the contract:

AIM V.I. Capital Appreciation Fund

Investment Objective: The Fund's investment objective is growth of capital.

AIM V.I. International Growth Fund

Investment Objective: The Fund's investment objective is to achieve long-term growth of capital.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS A)

AllianceBernstein Variable Products Series Fund, Inc. is a mutual fund with multiple portfolios. Alliance Capital Management L.P. is the investment adviser to each portfolio. The following Class A portfolio is available under the contract:

AllianceBernstein Real Estate Investment Portfolio

Investment Objective: The Portfolio's investment objective is total return from long-term growth of capital and income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry.

FIDELITY VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

Fidelity Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. FMR Co., Inc. is the subadviser for the portfolios. The following Initial Class portfolios are available under the contract:

VIP Contrafund(R)  Portfolio

Investment Objective: The Contrafund(R)Portfolio seeks long-term capital appreciation.



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VIP Equity-Income Portfolio

Investment Objective: The Equity-Income Portfolio seeks reasonable income. The Fund will also consider the potential for capital appreciation. The Fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

VIP Growth Portfolio

Investment Objective: The Growth Portfolio seeks to achieve capital appreciation.

VIP Growth & Income Portfolio

Investment Objective: The Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.

VIP Growth Opportunities Portfolio

Investment Objective: The Growth Opportunities Portfolio seeks to provide capital growth.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)

Franklin Templeton Variable Insurance Products Trust currently consists of 24 separate series. Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund; Templeton Global Advisors Limited is the investment adviser for the Templeton Growth Securities Fund; and Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund. The following Class 1 portfolios are available under the contract:

Templeton Developing Markets Securities Fund

Investment Objective: The Fund's investment goal is long-term capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets in emerging market investments. Emerging market investments generally include equity securities that trade in emerging markets or are issued by companies that derive significant revenue from goods, services, or sales produced, or have their principal activities or significant assets in emerging market countries.

Templeton Foreign Securities Fund

Investment Objective and Principal Investments: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

Templeton Growth Securities Fund

Investment Objective and Principal Investments: The Templeton Growth Securities Fund seeks long-term capital growth. Under normal market conditions, the fund will invest at least 65% of its total assets in the equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets.

MET INVESTORS SERIES TRUST (CLASS A (OR CLASS B AS NOTED))

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Series Trust is managed by Met Investors Advisory, LLC, which is an affiliate of MetLife Investors. Met Investors Advisory, LLC has engaged subadvisers to provide investment advice for the individual portfolios. The following Class A (or Class B as noted) portfolios are available under the contract:

Janus Aggressive Growth Portfolio

Subadviser: Janus Capital Management LLC

Investment Objective: Seeks long-term growth of capital.



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J.P. Morgan Quality Bond Portfolio

Subadviser: J.P. Morgan Investment Management Inc.

Investment Objective: The J.P. Morgan Quality Bond Portfolio seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity.

J.P. Morgan Select Equity Portfolio

Subadviser: J.P. Morgan Investment Management Inc.

Investment Objective: The J.P. Morgan Select Equity Portfolio seeks to provide long-term growth of capital and income.

Lord Abbett America's Value Portfolio (Class B)

Subadviser: Lord, Abbett & Co. LLC

Investment Objective: The Lord Abbett America's Value Portfolio seeks current income and capital appreciation.

Lord Abbett Bond Debenture Portfolio

Subadviser: Lord, Abbett & Co. LLC

Investment Objective: The Lord Abbett Bond Debenture Portfolio seeks to provide high current income and the opportunity for capital appreciation to produce a high total return.

Lord Abbett Growth and Income  Portfolio

Subadviser: Lord, Abbett & Co. LLC

Investment Objective: The Lord Abbett Growth and Income Portfolio seeks to achieve long-term growth of capital and income without excessive fluctuation in market value.

Lord Abbett Growth Opportunities Portfolio

Subadviser: Lord, Abbett & Co. LLC

Investment Objective: The Lord Abbett Growth Opportunities Portfolio seeks capital appreciation.

Lord Abbett Mid-Cap Value Portfolio

Subadviser: Lord, Abbett & Co. LLC

Investment Objective: The Lord Abbett Mid-Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

MFS(R) Research International Portfolio

Subadviser: MFS(R) Investment Management

Investment Objective: The MFS(R) Research International Portfolio seeks capital appreciation.

Oppenheimer Capital Appreciation Portfolio

Subadviser: OppenheimerFunds, Inc.

Investment Objective: The Fund seeks capital appreciation by investing in securities of well-known established companies.

PIMCO Total Return Portfolio

Subadviser: PIMCO

Investment Objective: Seeks maximum total return, consistent with the preservation of capital and prudent investment management.

Met/Putnam Capital Opportunities Portfolio

Subadviser: Putnam Investment Management, LLC

Investment Objective: The Met/Putnam Capital Opportunities Portfolio seeks to provide a high total return from a portfolio of equity securities of small companies.



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METROPOLITAN SERIES FUND, INC. (CLASS A (OR CLASS B AS NOTED))

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers, LLC has engaged subadvisers to provide investment advice for the individual portfolios. The following Class A (or Class B as noted) portfolios are available under the contract:

Capital Guardian U.S. Equity Portfolio

Subadviser: Capital Guardian

Investment Objective: The investment objective of the Capital Guardian U.S. Equity Portfolio is long-term growth of capital. Under normal circumstances, the Series invests at least 80% of its assets in equity securities of U.S. companies with market capitalizations greater than $1 billion at the time of purchase.

Davis Venture Value Portfolio

Subadviser: Davis Advisers

Investment Objective: The investment objective of the Davis Venture Value Series is growth of capital.

MFS(R) Total Return Portfolio

Subadviser: MFS(R) Investment Management

Investment Objective: The MFS(R) Total Return Portfolio seeks a favorable total return through investment in a diversified portfolio.

Met/Putnam Voyager Portfolio (Class B)

Subadviser: Putnam Investment Management, LLC

Investment Objective: The Met/Putnam Voyager Portfolio seeks capital appreciation.

Salomon Brothers Strategic Bond Opportunities Portfolio

Subadviser: Salomon Brothers Asset Management Inc.

Investment Objective: Seeks a high level of total return consistent with preservation of capital.

State Street Research Bond Income Portfolio

Subadviser: State Street Research & Management Company

Investment Objective: Seeks competitive total return primarily from investing in fixed-income securities.

State Street Research Money Market Portfolio

Subadviser: State Street Research & Management Company

Investment Objective: The State Street Research Money Market Portfolio seeks a high level of current income consistent with preservation of capital.

T. Rowe Price Large Cap Growth Portfolio
Subadviser: T. Rowe Price Associates, Inc.

Investment Objective: Seeks long term growth of capital and, secondarily, dividend income.

T. Rowe Price Small Cap Growth Portfolio

Subadviser: T. Rowe Price Associates, Inc.

Investment Objective: Seeks long-term capital growth.

MFS(R) VARIABLE INSURANCE TRUST (INITIAL CLASS)

MFS(R) Variable Insurance Trust is a mutual fund with multiple portfolios. MFS(R) Investment Management is the investment adviser to each portfolio. The following Initial Class portfolios are available under the contract:

MFS(R) High Income Series

Investment Objective: The Series' investment objective is to provide high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. The Series invests, under normal market conditions, at least 80% of its net assets in high yield fixed income securities which generally are lower rated bonds commonly known as junk bonds. Junk bonds are subject to a substantially higher degree of risk than higher rated bonds.



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MFS(R) Investors Trust Series

Investment Objective: The Series' investment objective is to seek mainly to provide long-term growth of capital and secondarily to provide reasonable current income.

PUTNAM VARIABLE TRUST (CLASS IB)

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, Inc. is the investment adviser to each portfolio. The following Class IB portfolios are available under the contract:

Putnam VT Equity Income Fund

Investment Objective: The Fund seeks current income. Capital growth is a secondary objective when consistent with seeking current income.

Putnam VT Growth and Income Fund

Investment Objective: The Fund seeks capital growth and current income. The Fund seeks its goals by investing mainly in common stocks of U.S. companies with a focus on value stocks that offer the potential for capital growth, current income or both.

APPENDIX A
PARTICIPATING INVESTMENT PORTFOLIOS
PART 2.  PORTFOLIOS AVAILABLE WITH YOUR CONTRACT

If you purchased the COVA VARIABLE ANNUITY, the following portfolios are available:

MET INVESTORS SERIES TRUST (CLASS A (or CLASS B as noted))

   J.P. Morgan Quality Bond Portfolio
   J.P. Morgan Select Equity Portfolio
   Lord Abbett America's Value Portfolio (Class B)
   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Growth and Income Portfolio
   Lord Abbett Growth Opportunities Portfolio
   Lord Abbett Mid-Cap Value Portfolio
   MFS(R) Research International Portfolio
   PIMCO Total Return Portfolio
   Met/Putnam Capital Opportunities Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS A (or CLASS B as noted))

   Capital Guardian U.S. Equity Portfolio
   Davis Venture Value Portfolio
   MFS(R) Total Return Portfolio
   Met/Putnam Voyager Portfolio (Class B)
   State Street Research Money Market Portfolio
   T. Rowe Price Small Cap Growth Portfolio

PUTNAM VARIABLE TRUST (CLASS IB)

   Putnam VT Equity Income Fund
   Putnam VT Growth and Income Fund

CLOSED PORTFOLIOS FOR THIS PRODUCT *

AIM VI Capital Appreciation Fund (Class A)           5/1/02
AIM VI International Growth Portfolio (Class A)      5/1/02
Templeton Growth Securities Fund (Class A)           5/1/02
Templeton Foreign Securities Fund (Class A)          5/1/03
MFS Investors Trust Portfolio (Class B)              5/1/03
T. Rowe Price Mid Cap Growth Fund (Class B)          5/1/03
Capital Guardian U.S. Equity Portfolio (Class B)     5/1/03
Davis Venture Value Portfolio (Class E)              5/1/03
MFS(R) Total Return Portfolio (Class B)              5/1/03
MFS(R) Research International Portfolio (Class B)    5/1/03
FI International Stock Portfolio (Class B)         12/19/03
T. Rowe Price Large Cap Growth Portfolio (Class B)   5/1/04


If you purchased a PREMIER ADVISOR VARIABLE ANNUITY, the following portfolios are available:

AIM VARIABLE INSURANCE FUNDS (SERIES I)

   AIM V.I. Capital Appreciation Fund
   AIM V.I. International Growth Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS A)

   AllianceBernstein Real Estate Investment Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

   VIP Contrafund(R) Portfolio
   VIP Equity-Income Portfolio
   VIP Growth Portfolio
   VIP Growth & Income Portfolio
   VIP Growth Opportunities Portfolio



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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)

   Templeton Developing Markets Securities Fund
   Templeton Foreign Securities Fund
   Templeton Growth Securities Fund

MET INVESTORS SERIES TRUST (CLASS A)

   Janus Aggressive Growth Portfolio
   J.P. Morgan Quality Bond Portfolio
   J.P. Morgan Select Equity Portfolio
   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Growth and Income Portfolio
   Lord Abbett Growth Opportunities Portfolio
   Lord Abbett Mid-Cap Value Portfolio
   MFS(R) Research International Portfolio
   Oppenheimer Capital Appreciation Portfolio
   PIMCO Total Return Portfolio
   Met/Putnam Capital Opportunities Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS A)

   Salomon Brothers Strategic Bond Opportunities Portfolio
   State Street Research Bond Income Portfolio
   State Street Research Money Market Portfolio
   T. Rowe Price Large Cap Growth Portfolio
   T. Rowe Price Small Cap Growth Portfolio

MFS(R) VARIABLE INSURANCE TRUST (INITIAL CLASS)

   MFS(R) High Income Series
   MFS(R) Investors Trust Series

CLOSED PORTFOLIO FOR THIS PRODUCT *

Oppenheimer Capital Appreciation Fund/VA (Class A)  5/1/04


*These portfolios are closed for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing).

5. DISCONTINUED INVESTMENT PORTFOLIOS.

The following investment portfolios are no longer available under any of the Products described herein for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) Metropolitan Series Fund, Inc. (Class
B)("MSF"): Capital Guardian U.S. Equity Portfolio; Davis Venture Value Portfolio (Class E); MFS(R) Total Return Portfolio; MFS(R) Investors Trust Portfolio; and Met Investors Series Trust (Class B)("MIST"): MFS(R) Research International Portfolio and T. Rowe Price Mid Cap Growth Portfolio were closed as of May 1, 2003; (b) MSF (Class B): FI International Stock Portfolio was closed December 19, 2003; (c) MSF (Class A): T. Rowe Price Large Cap Growth Portfolio was closed May 1, 2004; (d) Oppenheimer Variable Account Funds: Oppenheimer Capital Appreciation Fund/VA (Class A) was closed May 1, 2004.

Effective as of April 28, 2003, the General American Money Market Fund was merged into the State Street Research Money Market Portfolio of Metropolitan Series Fund, Inc. and the following investment portfolios of the Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into the Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into the MFS(R) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into the Lord Abbett Growth Opportunities Portfolio.

Effective as of May 1, 2004, the following investment portfolios were replaced:
(a) AIM Variable Insurance Fund: AIM VI Premier Equity Fund (Series I) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of Met Investors Series Trust ("MIST"); (b) AllianceBernstein Variable Products Series Fund, Inc.: AllianceBernstein Premier Growth Portfolio (Class A) was replaced with the Janus Aggressive Growth Portfolio (Class A) of MIST; (c) Franklin Templeton Variable Insurance Products Trust (Class 1): Franklin Large Cap Growth Securities Fund was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class A) for Metropolitan Series Fund, Inc. ("MSF"); Franklin Small Cap Fund was replaced with the T. Rowe Price Small Cap Growth Portfolio (Class A) of MSF; Mutual Shares Securities Fund (Class 1 and Class 2) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of MIST; Templeton Global Income Securities Fund was replaced with the PIMCO Total Return Portfolio (Class A) of MIST; (d) MFS(R) Variable Insurance Trust (Initial Class): MFS(R) Emerging Growth Series was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class A) of MSF; MFS(R) Research Series was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of MIST; MFS(R) Strategic Income Series was replaced with the Salomon Brothers Strategic Bond Opportunities Portfolio (Class A) of MSF; (e) Oppenheimer Variable Account Funds (Class A): Oppenheimer Bond Fund/VA was replaced with the State Street Research Bond Income Portfolio (Class A) of MSF; Oppenheimer High Income Fund/VA was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of MIST; Oppenheimer Main Street Fund/VA was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of MIST; Oppenheimer Strategic Bond Fund/VA was replaced with the PIMCO Total Return Portfolio (Class A) of MIST.

YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.